LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

SUPPLEMENT DATED OCTOBER 21, 2010

TO THE PROSPECTUS DATED FEBRUARY 26, 2010, AS SUPPLEMENTED, OF

LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.

Effective November 1, 2010, the section titled “Management” of the fund’s Prospectus is deleted and replaced with the following:

Management

Investment manager: Legg Mason Capital Management, Inc. (“LMCM”)

Portfolio managers: Bill Miller, CFA and Sam Peters, CFA are portfolio managers for the fund and share day-to-day responsibility for managing the fund’s portfolio. Mr. Miller is Chairman and Chief Investment Officer of LMCM and has been a portfolio manager for the fund since its inception in 1982. Mr. Peters is a Senior Vice President of LMCM and became a portfolio manager for the fund in November 2010.

Mary Chris Gay is assistant portfolio manager for the fund. Ms. Gay is a Senior Vice President of LMCM and became assistant portfolio manager for the fund in March 2006. Ms. Gay provides the portfolio managers with research and investment assistance.

Effective November 1, 2010, the sub-section labeled “Portfolio management” under the section titled “More on management” in the fund’s Prospectus is deleted and replaced with the following:

Portfolio managers

Bill Miller, CFA and Sam Peters, CFA are portfolio managers for the fund and share day-to-day responsibility for managing the fund’s portfolio. Mr. Miller has been a portfolio manager for the fund since its inception in 1982. Mr. Peters became a portfolio manager for the fund in November 2010.

Mr. Miller has been employed by one or more subsidiaries of Legg Mason, Inc. since 1981. He currently serves as Chairman and Chief Investment Officer for LMCM. He also serves as Managing Member for LMM LLC.

Mr. Peters has been employed by LMCM since April 2005. He is currently a Senior Vice President of LMCM. Prior to joining LMCM, Mr. Peters worked for Fidelity Management & Research as a portfolio manager.

Mary Chris Gay has served as assistant portfolio manager for the fund since March 2006. Ms. Gay provides the portfolio managers with research and investment assistance. Ms. Gay has been employed by one or more subsidiaries of Legg Mason, Inc. since 1989 and she is currently a Senior Vice President of LMCM.

The fund’s SAI provides information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the fund.

This supplement should be retained with your Prospectus for future reference.

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